Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The following table reconciles cash, cash equivalents and restricted cash reported in our consolidated balance sheets to the total amount presented in our consolidated statements of cash flows:

	As of December 31,
(in thousands)	2025	2024
Cash & cash equivalents	€130,936	€133,745
Restricted cash included within current assets	135	342
Total	€131,071	€134,087

Restrictions on Cash and Cash Equivalents
The following table reconciles cash, cash equivalents and restricted cash reported in our consolidated balance sheets to the total amount presented in our consolidated statements of cash flows:

	As of December 31,
(in thousands)	2025	2024
Cash & cash equivalents	€130,936	€133,745
Restricted cash included within current assets	135	342
Total	€131,071	€134,087

Schedule Of Foreign Currency Transaction Gains and (Losses)
Foreign currency transaction gains and losses presented within other income and expense, other, net for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year ended December 31,
(in thousands)	2025	2024	2023
Foreign exchange gains/(losses), net	€604	€280	€(632)